Long-Term Investments (Details)							12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2020 CNY (¥)
Long-Term Investments [Line Items]
Carrying value of long-term investments
Impairment on long-term investments							$ 585,000	¥ 3,776,275
Caishang Education Technology (Beijing) Co., Ltd [Member]
Long-Term Investments [Line Items]
Invested amount					$ 143,000	¥ 1,000,000
Percentage of interest					4.90%	4.90%
Xtransfer [Member]
Long-Term Investments [Line Items]
Invested amount			$ 817,000	¥ 5,700,000
Percentage of interest	19.00%		35.00%	35.00%							19.00%
Agreed to return amount	$ 399,000	¥ 2,600,000
Carrying amount investment	$ 425,000										¥ 2,800,000